Condensed Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 287	$ 318
Trade and other receivables, net of allowances for doubtful accounts and sales returns of $38 and $24 as of December 31, 2012 and 2011, respectively	1,110	1,080
Prepaid expenses and other current assets	278	259
Total current assets	1,675	1,657
Non-current assets
Property, plant and equipment, net	560	609
Goodwill	7,352	7,155
Other intangible assets, net	4,555	4,561
Deferred tax assets	169	176
Other non-current assets	272	314
Total assets	14,583	14,472
Current liabilities
Accounts payable and other current liabilities	971	1,050
Deferred revenues	373	443
Income tax liabilities	56	51
Current portion of long-term debt, capital lease obligations and short-term borrowings	362	150
Total current liabilities	1,762	1,694
Non-current liabilities
Long-term debt and capital lease obligations	5,941	6,331
Deferred tax liabilities	1,006	996
Other non-current liabilities	616	556
Total liabilities	9,325	9,577
Commitments and contingencies (Note 15)
Nielsen stockholders’ equity
7% preferred stock, €8.00 par value, 150,000 shares authorized, issued and outstanding	1	1
Common stock, €0.20 par value, 550,000,000 shares authorized and 258,463,857 shares issued at December 31, 2012 and 2011	58	58
Additional paid-in capital	6,533	6,473
Accumulated deficit	(1,059)	(1,356)
Accumulated other comprehensive loss, net of income taxes	(323)	(289)
Total Nielsen stockholders’ equity	5,210	4,887
Noncontrolling interests	48	8
Total equity	5,258	4,895
Total liabilities and equity	$ 14,583	$ 14,472